Investment Securities, Amortized Cost, Fair Values, and Unrealized Gains and Losses of Securities (Q2) (Details) - USD ($) $ in Thousands		Jun. 30, 2018	Dec. 31, 2017		Dec. 31, 2016
Amortized cost and fair value of debt securities available for sale, with gross unrealized gains and losses [Abstract]
Amortized cost		$ 29,182	$ 30,863
Unrealized gains		28
Unrealized losses		(1,008)
Fair value		28,202	30,486
Amortized cost and fair value of securities available for sale, with gross unrealized gains and losses [Abstract]
Amortized cost			32,067	[1]	$ 27,459
Unrealized gains			72		118
Unrealized losses			(1,027)		(514)
Fair value			31,112	[1]	27,063
U.S. Government and Federal Agency [Member]
Amortized cost and fair value of debt securities available for sale, with gross unrealized gains and losses [Abstract]
Amortized cost		11,207	11,424		6,664
Unrealized gains		6	11		17
Unrealized losses		(386)	(159)		(138)
Fair value		10,827	11,276		6,543
Mortgage-backed Securities [Member]
Amortized cost and fair value of debt securities available for sale, with gross unrealized gains and losses [Abstract]
Amortized cost	[2]	17,680	19,142		18,841
Unrealized gains	[2]	22	61		101
Unrealized losses	[2]	(613)	(288)		(284)
Fair value	[2]	17,089	18,915		18,658
Municipal Securities [Member]
Amortized cost and fair value of debt securities available for sale, with gross unrealized gains and losses [Abstract]
Amortized cost		295	297
Unrealized gains		0	0
Unrealized losses		(9)	(2)
Fair value		$ 286	295
Equity Securities [Member]
Amortized cost and fair value of equity securities available for sale, with gross unrealized gains and losses [Abstract]
Amortized cost			1,204		1,204
Unrealized gains			0		0
Unrealized losses			(578)		(92)
Fair value			$ 626		$ 1,112

[1]	Derived from Carolina Trust BancShares, Inc.'s audited financial statements included in its 2017 Annual Report on Form 10-K.
[2]	All mortgage-backed securities are issued either by the U.S. Government through GNMA or by government sponsored enterprises FNMA or FHLMC.